Long-Term Debts (Tables)	12 Months Ended
Sep. 30, 2025
Long-Term Debts [Abstract]
Schedule of Long-Term Debts

As of September 30, 2025 and 2024, long-term debts consist of the following:

				As of September 30, 2025		As of September 30, 2024
Bank and other financial institution	Annual Interest Rate	Start	End	Long- term	Long- term (current portions)	Long- term	Long- term (current portions)	Pledge
				USD		USD
The Shoko Chukin Bank	1.11%	05/26/2020	04/25/2030	73,312	20,437	96,838	21,110
The Shoko Chukin Bank	1.50%	02/04/2022	01/27/2025	—	—	—	21,780
Mizuho Bank	0.83%	03/25/2020	03/25/2025	—	—	—	6,855
Mizuho Bank	2.00%	06/01/2021	06/01/2031	96,303	20,274	120,419	20,942
Japan Finance Corporation	1.11%	07/16/2020	06/30/2030	125,025	36,899	164,328	38,115
Musashino Bank	1.50%	05/31/2022	06/02/2025			—	46,408
Japan Finance Corporation	1.36%	06/09/2020	04/20/2030	74,393	20,761	98,290	21,445
Japan Finance Corporation	1.28%	04/23/2021	03/20/2031	30,445	7,468	38,569	7,714
Kiraboshi Bank	0.50%	06/27/2023	05/30/2032	270,325	43,928	321,116	45,376
Zhongli International Financial Leasing Co. LTD	14.56%	08/11/2022	08/15/2025	—	—	—	130,625
Zhongli International Financial Leasing Co. LTD	13.63%	07/26/2022	07/26/2025	—	—	—	68,332	Vehicle
				669,805	149,767	839,560	428,702

Schedule of Contractual Maturities of the Group’s Long-Term Debts

The contractual maturities of the Group’s long-term debts as of September 30, 2025 were as follows:

Principle amount
Within 1 year	$149,767
1 – 2 years	142,975
2 – 3 years	142,975
3 – 4 years	142,975
4 – 5 years	114,672
Over 5 years	126,208
Total	$819,572